Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net [Abstract]
Amortization expense	$ 789,925	$ 738,837	$ 121,752